The Company, basis of presentation and significant accounting policies - Basis of presentation, Principles of consolidation and composition (Details) € in Thousands		12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
The Company and basis of presentation
Leased fixed assets, included in Property, plant and equipment	€ 36,402		€ 36,402
Current lease liabilities from capital leases	9,387		9,387
Non-current lease liabilities from capital leases	26,757		26,757
Repayments of capital lease liabilities			10,015	€ 11,717
Number of companies consolidated | item		2,215
Number of companies accounted for by the equity method | item		51
Number of first-time consolidations companies | item		195
Number of companies deconsolidated | item		16
Research and development expense reclassified to selling, general and administrative
The Company and basis of presentation
Amount of reclassifications or changes in presentation			19,541	19,707
Trade accounts and other receivables reclassified to accounts receivable from related parties, balance sheet
The Company and basis of presentation
Amount of reclassifications or changes in presentation	€ 106,206
Trade accounts and other receivables reclassified to accounts receivable from related parties, cash flow
The Company and basis of presentation
Amount of reclassifications or changes in presentation			24,181	€ 62,411
Impairment loss reclassified to depreciation, amortization and impairment loss
The Company and basis of presentation
Amount of reclassifications or changes in presentation			64,719
ARGENTINA
The Company and basis of presentation
Gains (losses) on net monetary position		€ (23,672)	€ (12,297)
Level of price index		283.4
Percentage of price index increase		54.00%